Note 6 - Employee Incentive Schemes - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance (in shares)	9,398,450
Share-based Payment Arrangement, Option [Member]
Balance (in shares)	1,911,450
Balance (in AUD per share)	$ 0.46
Granted (in shares)	7,594,000	0
Granted (in AUD per share)	$ 0.25
Exercised (in shares)	(40,000)	(328,334)
Weighted average exercise price (in AUD per share)	$ 0	$ 0.01
Lapsed (in shares)	(67,000)
Lapsed (in AUD per share)	$ 0.54
Balance (in shares)	9,398,450	1,911,450
Balance (in AUD per share)	$ 0.29	$ 0.46